Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Weighted average shares outstanding, basic		43,499,745	43,395,968	43,399,728	43,367,583
Weighted average shares outstanding, diluted		47,841,702	43,395,968	43,399,728	43,367,583
Net loss per share of common stock, basic		$ 0.15	$ (0.01)	$ 0.17	$ 0.13
Common Class A [Member] | Mcap Acquisition Corp [Member]
Net loss allocable to common stock	$ (3,680,202)	$ (2,193,437)
Class A Common Stock Subject to Redemption | Mcap Acquisition Corp [Member]
Weighted average shares outstanding, basic	31,625,000
Weighted average shares outstanding, diluted	31,625,000	24,674,451
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Class B non-redeemable common stock | Mcap Acquisition Corp [Member]
Net loss allocable to common stock	$ (920,051)	$ (702,826)
Weighted average shares outstanding, diluted	7,906,250	7,906,250
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)
Class A and Class B Non Redeemable Common Stock [Member] | Mcap Acquisition Corp [Member]
Weighted average shares outstanding, basic	7,906,250
Weighted average shares outstanding, diluted		7,906,250
Net loss per share of common stock, basic	$ (0.12)	$ (0.09)